BASIC AND DILUTED EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Loss per share
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

The following table outlines the number of Common Shares (in thousands) and basic and diluted earnings (loss) per share.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Weighted-average number of Common Shares - basic	230,278	214,787	227,844	213,738
Effect of Dilutive Securities:
RSUs	-	8,445	-	-
Options	-	10,134	-	-
Weighted-average numbers of Common Shares - diluted	230,278	233,366	227,844	213,738
Earnings (Loss) per share
Basic earnings (loss) per share	$(0.03)	$0.01	$(0.05)	$(0.02)
Diluted earnings (loss) per share	$(0.03)	$0.01	$(0.05)	$(0.02)

SCHEDULE OF ANTI -DILUTIVE WEIGHTED AVERAGE LOSS PER SHARE

The following potential common shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Options	10,333	70	10,333	13,737
RSUs	26,167	—	26,167	17,010
Total	36,500	70	36,500	30,747